Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
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Profit Before Income Taxes and Income Tax Expense

Profit before income taxes and income tax expense for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen (millions)
	2017			2018			2019
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥88,336	¥918,650	¥1,006,986	¥126,915	¥988,058	¥1,114,973	¥70,805	¥908,570	¥979,375

Income tax expense (benefit):
Current taxes	9,072	187,077	196,149	(2,956)	280,316	277,360	32,937	183,828	216,765
Deferred taxes	21,425	110,018	131,443	25,149	(316,175)	(291,026)	58,121	28,203	86,324

Total	¥30,497	¥297,095	¥327,592	¥22,193	¥(35,859)	¥(13,666)	¥91,058	¥212,031	¥303,089

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate

The Japanese statutory income tax rate for the years ended March 31, 2017, 2018 and 2019 differs from the average effective tax rate for the following reasons:

	2017	2018	2019
Statutory income tax rate	30.4%	30.4%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	0.0	(1.1)	(4.3)
Effects of investments accounted for using the equity method	(4.9)	(6.7)	(7.1)
Effects of undistributed earnings and withholding taxes on royalty	6.1	7.0	7.7
Changes in unrecognized deferred tax assets	2.7	(0.2)	8.3
Effects of income and expense not taxable and deductible for tax purpose	0.2	0.1	0.2
Effects of tax credit	(1.3)	(2.1)	(3.2)
Other adjustments relating to prior years	(0.2)	0.3	(0.1)
Adjustments for the uncertain tax positions on income taxes	0.3	0.7	0.8
Adjustments for the changes in income tax laws*	(0.1)	(30.1)	(2.5)
Other	(0.7)	0.5	0.9

Average effective tax rate	32.5%	(1.2)%	30.9%

Explanatory note:

*

The Tax Cuts and Jobs Act (“the Act”) was enacted in the United States on December 22, 2017. Due to the Act, the federal corporate income tax rate in the United States applicable to the Company’s United States businesses was reduced from 35% to a blended rate of 31.55% for the fiscal year ended March 31, 2018 and to 21% from the fiscal year commencing on April 1, 2018. The Company recognized impacts of the enactment of the Act, including a decrease in income tax expenses of ¥346,129 million, as a result of reevaluating deferred tax assets and liabilities in its consolidated subsidiaries in the United States based on the reduced federal corporate income tax rate, for the fiscal year ended March 31, 2018.

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities

The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Deferred tax assets:
Inventories	¥66,801	¥39,044
Accrued expenses	67,410	75,378
Provisions	121,898	101,780
Property, plant and equipment	26,803	18,462
Intangible assets	19,167	22,776
Retirement benefit liabilities	92,272	95,324
Carryforward of unused tax losses	36,732	54,817
Carryforward of unused tax credit	33,743	43,130
Other	126,079	124,588

Total	¥590,905	¥575,299

Deferred tax liabilities:
Property, plant and equipment	¥85,606	¥81,472
Intangible assets	177,899	180,607
Other financial assets	42,886	21,720
Finance leases	33,878	41,050
Operating leases	641,134	718,981
Undistributed earnings	58,630	58,112
Other	51,256	50,450

Total	¥1,091,289	¥1,152,392

Net deferred tax assets (liabilities)	¥(500,384)	¥(577,093)

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income

The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Inventories	¥7,886	¥5,541	¥28,022
Provisions	49,864	45,492	20,711
Property, plant and equipment	19,551	(27,520)	(499)
Retirement benefit liabilities	16,212	(623)	3,237
Operating leases	83,414	(328,950)	49,142
Undistributed earnings	(3,704)	12,655	215
Carryforward of unused tax losses	(13,346)	9,226	(19,335)
Carryforward of unused tax credit	(6,394)	(10,300)	(8,038)
Other	(22,040)	3,453	12,869

Total	¥131,443	¥(291,026)	¥86,324

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized

Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Deductible temporary differences	¥301,349	¥560,738
Carryforward of unused tax losses	218,783	261,294
Carryforward of unused tax credit	6,202	3,850

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized

The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Within 1 year	¥3,755	¥8,759
Between 1 and 5 years	86,277	67,352
Between 5 and 20 years	56,605	101,953
Indefinite periods	72,146	83,230

Total	¥218,783	¥261,294

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized

The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Within 1 year	¥541	¥570
Between 1 and 5 years	1,727	1,422
Between 5 and 20 years	3,934	1,858
Indefinite periods	—	—

Total	¥6,202	¥3,850